OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of accounts Payable and other liabilities [Abstract]
Disclosure of accrued expenses and other liabilities [text block]
Accounts payable and other liabilities comprise the following:

Items	December 31, 2017		December 31, 2016
Suppliers and services payable	Ps.	1,818,103	Ps.	1,609,361
Cashier checks		697,575		802,270
Dividends payable		590,040		644,733
Non-financial liabilities		500,209		580,842
Withholdings taxes and labor contributions		456,411		496,437
Commissions and fees		399,155		197,322
Collection service		285,017		235,325
Collection on behalf of third parties		272,206		256,035
Affiliate establishments		248,064		194,221
Canceled accounts		81,841		28,649
Tax levies		73,696		72,790
Checks drawn and not paid		39,624		41,093
Financial transactions tax		37,042		42,110
Insurance payables		32,410		29,962
Promissory buyers		24,049		27,819
Contributions and affiliations		23,173		28,380
Leases		10,912		8,054
Cash Surplus		9,272		8,081
Deferred credits		1,012		1,051
Compensation to customers		778		1,151
Other liabilities		634,877		651,506
Total	Ps.	6,235,466	Ps.	5,957,192